FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1%
	AEROSPACE & DEFENSE - 5.6%
20,702	General Electric Company	$6,178,511

	APPAREL & TEXTILE PRODUCTS - 2.8%
48,872	NIKE, Inc., Class B	3,158,597

	ASSET MANAGEMENT - 5.4%
49,525	KKR & Company, Inc.	6,057,403

	CHEMICALS - 3.6%
9,899	Linde PLC	4,061,758

	DIVERSIFIED INDUSTRIALS - 2.6%
15,211	Honeywell International, Inc.	2,923,402

	E-COMMERCE DISCRETIONARY - 3.3%
15,957	Amazon.com, Inc.(a)	3,721,492

	ELECTRICAL EQUIPMENT - 2.2%
4,127	GE Vernova, Inc.	2,475,251

	ENTERTAINMENT CONTENT - 1.2%
5,421	Take-Two Interactive Software, Inc.(a)	1,333,945

	HEALTH CARE FACILITIES & SERVICES - 2.5%
8,276	UnitedHealth Group, Inc.	2,729,177

	INSURANCE - 7.5%
7	Berkshire Hathaway, Inc., Class A(a)	5,390,700
10,116	Chubb Ltd.	2,996,157
		8,386,857
	INTERNET MEDIA & SERVICES - 3.9%
1,646	Alphabet, Inc., Class A	527,016
5,051	Alphabet, Inc., Class C	1,616,926
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FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	INTERNET MEDIA & SERVICES - 3.9% (Continued)
3,329	Meta Platforms, Inc., Class A	$2,157,026
		4,300,968
	MACHINERY - 3.4%
37,967	Veralto Corporation	3,843,020

	MEDICAL EQUIPMENT & DEVICES - 6.4%
22,642	Boston Scientific Corporation(a)	2,299,974
21,344	Danaher Corporation	4,840,392
		7,140,366
	RETAIL - DISCRETIONARY - 8.6%
879	AutoZone, Inc.(a)	3,475,856
4,722	Lowe's Companies, Inc.	1,144,991
48,255	O'Reilly Automotive, Inc.(a)	4,907,533
		9,528,380
	SEMICONDUCTORS - 14.8%
15,650	Applied Materials, Inc.	3,947,713
3,156	ASML Holding N.V.	3,345,360
10,086	Broadcom, Inc.	4,064,254
80,732	Intel Corporation(a)	3,274,490
10,748	NVIDIA Corporation	1,902,396
		16,534,213
	SOFTWARE - 14.8%
65,118	BlackLine, Inc.(a)	3,711,075
15,410	Microsoft Corporation	7,581,874
12,426	Oracle Corporation	2,509,431
11,880	Salesforce, Inc.	2,738,815
		16,541,195
	TRANSPORTATION & LOGISTICS - 2.4%
11,513	Union Pacific Corporation	2,669,059

	WHOLESALE - DISCRETIONARY - 4.1%
55,307	Copart, Inc.(a)	2,155,867
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FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	WHOLESALE - DISCRETIONARY - 4.1% (Continued)
9,729	Pool Corporation	$2,369,984
		4,525,851

	TOTAL COMMON STOCKS (Cost $81,570,132)	106,109,445

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
5,626,283	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.86% (Cost $5,626,283)(b)	5,626,283

	TOTAL INVESTMENTS - 100.1% (Cost $87,196,415)	$111,735,728
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(117,234)
	NET ASSETS - 100.0%	$111,618,494

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

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